ACCOUNTS RECEIVABLES	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLES

NOTE 3 — ACCOUNTS RECEIVABLES

Accounts receivables consisted of the following As of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
Gross accounts and other receivables	$10,353,708	$7,093,371
Less: Allowance for credit losses	-	-
	$10,353,708	$7,093,371

During the years ended December 31, 2024 and 2023, the Company have not written off any outstanding receivable.